UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                      Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:  4/30_

Date of reporting period:   1/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
January 31, 2012
(Unaudited)

Common Stocks - 97.75%	Shares	Fair Value

Consumer Discretionary - 13.49%
AutoZone, Inc. (a)	1,078	$375,015
DIRECTV - Class A (a)	26,916	1,211,489
Gildan Activewear, Inc.	26,731	581,132
Harman International Industries, Inc.	30,945	1,305,879
ITT Educational Services, Inc. (a)	765	50,391
Liberty Interactive Corp. - Class A (a)	2,119	36,277
LKQ Corp. (a)	11,458	373,531
O'Reilly Automotive, Inc. (a)	1,912	155,847
Priceline.com, Inc. (a)	619	327,748
Scripps Networks Interactive - Class A	14,101	611,419
Tempur-Pedic International, Inc. (a)	616	41,093
Viacom, Inc. - Class B	6,736	316,862
Weight Watchers International, Inc.	4,163	316,929
WMS Industries, Inc. (a)	41,076	899,154
		6,602,766

Consumer Staples - 4.14%
CVS Caremark Corp.	30,283	1,264,315
Herbalife Ltd.	2,719	157,376
Lorillard, Inc.	808	86,771
Philip Morris International, Inc.	4,765	356,279
Smithfield Foods, Inc. (a)	7,167	160,039
		2,024,780

Energy - 12.39%
Alpha Natural Resources, Inc. (a)	78,722	1,583,886
ConocoPhillips	21,661	1,477,496
Denbury Resources, Inc. (a)	1,847	34,834
Helmerich & Payne, Inc.	608	37,520
Murphy Oil Corp.	17,248	1,027,981
Noble Corp. (a)	38,159	1,329,460
Patterson-UTI Energy, Inc.	12,349	233,026
Tesoro Corp. (a)	13,684	342,511
		6,066,714

Financials - 27.55%
ACE Limited	567	39,463
Aflac, Inc.	1,581	76,252
Allied World Assurance Co.	3,260	200,588
Assured Guaranty Ltd.	4,451	69,035
Bank of America Corp.	566,166	4,036,764
Capital One Financial Corp.	6,731	307,943
CBOE Holdings, Inc.	6,206	158,811
Chubb Corp. / The	1,075	72,466
Citigroup, Inc.	40,006	1,228,984
Discover Financial Services	12,822	348,502
JPMorgan Chase & Co.	34,202	1,275,735

See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Common Stocks - 97.75% - continued	Shares	Fair Value

Financials - 27.55% - continued
KeyCorp	13,143	$102,121
Lincoln National Corp.	4,414	95,078
MetLife, Inc.	57,675	2,037,658
Morgan Stanley	66,800	1,245,820
Prudential Financial, Inc.	5,326	304,860
Reinsurance Group of America, Inc.	818	44,573
SLM Corp.	9,657	144,372
Torchmark Corp.	3,775	172,404
Travelers Companies, Inc. / The	12,433	724,844
Unum Group	31,893	728,117
U.S. Bancorp	2,584	72,920
		13,487,310

Health Care - 12.32%
Aetna, Inc.	7,904	345,405
Alere, Inc. (a)	5,051	121,982
AmerisourceBergen Corp.	6,412	249,876
Biogen Idec, Inc. (a)	1,558	183,719
Boston Scientific Corp. (a)	20,192	120,344
Bristol-Myers Squibb Co.	38,163	1,230,375
CIGNA Corp.	6,651	298,164
Coventry Health Care, Inc. (a)	1,100	33,077
Express Scripts, Inc. (a)	2,804	143,453
Health Net, Inc. (a)	1,220	46,043
Humana, Inc.	481	42,819
Life Technologies Corp. (a)	6,421	310,969
Medtronic, Inc.	21,897	844,567
Pfizer, Inc.	55,090	1,178,926
St. Jude Medical, Inc.	19,494	813,095
UnitedHealth Group, Inc.	1,374	71,159
		6,033,973

Industrials - 4.17%
CSX Corp.	12,797	288,572
Exelis, Inc.	17,183	171,658
ITT Corp.	8,591	186,768
Joy Global, Inc.	527	47,794
Union Pacific Corp.	7,887	901,563
Xylem, Inc.	17,183	445,212
		2,041,567

See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2012
(Unaudited)

Common Stocks - 97.75% - continued	Shares	Fair Value

Information Technology - 19.38%
Accenture PLC - Class A	828	$47,477
Alliance Data Systems Corp. (a)	3,492	386,914
Avago Technologies Ltd.	2,358	80,031
Cisco Systems, Inc.	67,449	1,324,024
Corning, Inc.	22,305	287,065
Dell, Inc. (a)	75,813	1,306,258
Fiserv, Inc. (a)	1,733	108,988
Hewlett-Packard Co.	97,952	2,740,697
Micron Technology, Inc. (a)	42,862	325,322
Oracle Corp.	34,858	982,996
SanDisk Corp. (a)	12,167	558,222
Visa, Inc. - Class A	11,097	1,116,802
Western Union Co.	11,632	222,171
		9,486,967

Materials - 1.97%
Domtar Corp.	823	71,091
Freeport-McMoRan Copper & Gold, Inc.	11,852	547,681
Southern Copper Corp.	10,034	348,079
		966,851

Utilities - 2.34%
AES Corp. (a)	15,539	198,278
MDU Resources Group, Inc.	13,888	296,925
Public Service Enterprise Group, Inc.	10,372	314,687
UGI Corp.	12,388	333,361
		1,143,251

TOTAL COMMON STOCKS (Cost $44,749,013)		47,854,179

Money Market Securities - 0.69%
Huntington Money Market Fund - Trust Shares, 0.01% (b)	338,152	338,152

TOTAL MONEY MARKET SECURITIES (Cost $338,152)		338,152

TOTAL INVESTMENTS (Cost $45,087,165) - 98.44%		$48,192,331

Other assets less liabilities - 1.56%		763,648

TOTAL NET ASSETS - 100.00%		$48,955,979

(a) Non-income producing.
(b) Variable rate security; the rate shown represents the yield at January 31, 2012.

Tax Related
Unrealized appreciation		$4,148,569
Unrealized depreciation		(1,126,518)
Net unrealized appreciation		$3,022,051

Aggregate cost of securities for income tax purposes		$45,170,280

See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Notes to the Financial Statements
January 31, 2012
(Unaudited)

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date.  The first in, first out method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stock, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security.  Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive.  When this happens, the security will be classified as a Level 2 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board.  These securities will be categorized as Level 3 securities.

Toreador Large Cap Fund
Notes to the Financial Statements - continued
January 31, 2012
 (Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund.  These securities will be categorized as Level 1 securities.

Fixed income securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2012:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$47,854,179	$-	$-	$47,854,179

Money Market Securities	338,152	-	-	338,152

Total	$48,192,331	$-	$-	$48,192,331
* Refer to the Schedule of Investments for industry classifications

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.  During the period ended January 31, 2012, there were no significant transfers between levels.  The amount of transfers in/out are reflected at the securities’ fair value at the reporting period end.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of March 30, 2012, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By /s/John C. Swhear
John C. Swhear, Interim President

Date     03/30/2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/John C. Swhear
John C. Swhear, Interim President

Date         03/30/2012

By /s/Robert W. Silva
Robert W. Silva, Treasurer

Date         03/30/2012